Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income taxes
Schedule of income (loss) by tax jurisdictions

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Income from China operations	3,320,283	3,770,270	5,161,228
Loss from non-China operations	(779,430)	(1,023,195)	(218,423)

Total income before tax and share of loss of equity - method investees	2,540,853	2,747,075	4,942,805

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Income tax expenses applicable to China and Hong Kong operations
Current tax (Note)	780,013	682,309	974,207
Deferred tax	(153,873)	(115,705)	9,347

Total tax expenses	626,140	566,604	983,554

Schedule of reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Income before income tax and share of loss of affiliates	2,540,853	2,747,075	4,942,805
Computed income tax expense at PRC EIT tax rate	635,213	686,769	1,235,701
Effect of non-deductible expenses, including:
-Share-based compensation expenses	166,774	167,803	163,033
-Other non-deductible expenses	67,911	65,497	36,838
Effect of different tax rates of subsidiaries operating in other jurisdiction	8,634	10,454	17,834
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(329,048)	(397,437)	(562,898)
Effect of non-taxable income	(30,075)	(58,053)	(15,800)
Change in valuation allowance	106,731	91,571	108,846

Income tax expenses	626,140	566,604	983,554

Schedule of aggregate amount and per share effect of the tax holidays and tax concessions

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
The aggregate effect	329,048	397,437	562,898
Per share effect:
Class A and Class B ordinary share:
—basic	2.80	3.00	4.22
—diluted	2.62	2.84	4.14

Schedule of the principal components of deferred tax assets

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	356,293	322,464
Allowance for doubtful debts	44,621	46,691
Impairment of other investments	13,980	32,063
Inventory write-down	126,755	171,884
Payroll payable and other accruals	14,750	14,751
Deferred income	178,910	277,658
Impairment of property and equipment	—	117,837
Impairment of land use rights	—	13,752
Others	6,093	3,939
Less: valuation allowance	(352,632)	(461,478)

Total deferred tax assets-non - current	388,770	539,561

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax liability:
Intangible assets	4,960	—
Fair value adjustments of long-lived assets from business acquisition	—	89,217
Revaluation of other investments	—	36,385
Others	—	39,496

Total deferred tax liability-non-current	4,960	165,098